Consolidated Statements of Changes in Stockholders' Equity - MiX Telematics Limited [Member] - USD ($) $ in Thousands	Common Stock [Member]	Treasury Stock, Common [Member]	AOCI Including Portion Attributable to Noncontrolling Interest [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total Shareholders Equity [Member]
Balance at Mar. 31, 2022	$ 64,390	$ (17,315)	$ 3,909	$ (4,001)	$ 79,709	$ 126,692	$ 5	$ 126,697
Balance, shares at Mar. 31, 2022	605,177
Total comprehensive loss			(17,308)		4,522	(12,786)		(12,786)
Net income					4,522	4,522		4,522
Other comprehensive loss			(17,308)			(17,308)		(17,308)
Issuance of common stock in relation to RSUs exercised
Issuance of common stock in relation to SARs and RSUs exercised, shares	4,744
Stock-based compensation				502		502		502
Dividends declared on ordinary shares					(5,207)	(5,207)		(5,207)
Ordinary shares repurchased and cancelled	$ (389)					(389)		(389)
Ordinary shares repurchased and cancelled, shares	(1,167)
Balance at Mar. 31, 2023	$ 64,001	(17,315)	(13,399)	(3,499)	79,024	108,812	5	108,817
Balance, shares at Mar. 31, 2023	608,754
Total comprehensive loss			(2,749)		2,585	(164)		(164)
Net income					2,585	2,585		2,585
Other comprehensive loss			(2,749)			(2,749)		(2,749)
Issuance of common stock in relation to RSUs exercised
Issuance of common stock in relation to SARs and RSUs exercised, shares	800
Stock-based compensation				1,110		1,110		1,110
Dividends declared on ordinary shares					(5,329)	(5,329)		(5,329)
Ordinary shares repurchased and cancelled	$ (546)					(546)		(546)
Ordinary shares repurchased and cancelled, shares	(1,716)
Balance at Mar. 31, 2024	$ 63,455	$ (17,315)	$ (16,148)	$ (2,389)	$ 76,280	$ 103,883	$ 5	$ 103,888
Balance, shares at Mar. 31, 2024	607,838